Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Statement of Financial Position [Abstract]
Accounts receivable, trade, allowance for doubtful accounts (in dollars)	$ 151,840	$ 301
Preferred stock, par value (in dollars per share)	$ 1.00	$ 1.00
Preferred stock, shares authorized	1,000,000	1,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	36,173,033	33,300,060
Common stock, shares outstanding	36,173,033	33,300,060